CALVERT AGGRESSIVE ALLOCATION FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT GLOBAL ENERGY SOLUTIONS FUND

CALVERT GLOBAL WATER FUND

CALVERT GREEN BOND FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT MID-CAP FUND (formerly Calvert Capital Accumulation Fund)

CALVERT MODERATE ALLOCATION FUND

CALVERT SMALL-CAP FUND

Supplement to Statements of Additional Information (“SAIs”) dated February 1, 2017

CALVERT BALANCED FUND (formerly Calvert Balanced Portfolio)

CALVERT BOND FUND (formerly Calvert Bond Portfolio)

CALVERT EQUITY FUND (formerly Calvert Equity Portfolio)

(collectively, “Balanced, Bond and Equity”)

Supplement to SAI dated February 1, 2017 as revised October 3, 2017

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
(formerly Calvert Developed Markets Ex-U.S. Responsible Index Fund)

CALVERT LONG-TERM INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND (formerly Calvert Ultra-Short Income Fund)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND

Supplement to SAIs dated February 1, 2017 as revised October 3, 2017

CALVERT ABSOLUTE RETURN BOND FUND (formerly Calvert Unconstrained Bond Fund)

Supplement to SAI dated April 13, 2017

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND (formerly Calvert Tax-Free Responsible Impact Bond Fund)

Supplement to SAI dated May 1, 2017

1.

The following is added as a new paragraph under “Investment Adviser and Sub-Advisers” or “Investment Adviser”, as applicable:

Expenses. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser and administrator or the principal underwriter). In the case of expenses incurred by a Trust or Corporation (as applicable), each Fund is responsible for its pro rata share of those expenses. Pursuant to the Multiple Class Plan for Calvert Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees and fees payable in connection with the Administrative Services Agreement are allocated exclusively to the class that incurs them, and sub-accounting, recordkeeping and other similar fees are not allocated to (or incurred by) Class R6 shares (where applicable).

2.

The following replaces “Proxy Voting Policy.” under “Proxy Voting Disclosure”:

Proxy Voting Policy.  Please refer to Appendix B of this SAI for the Global Proxy Voting Guidelines of the Calvert funds.  The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between any of the Funds and those of the Funds’ Adviser or its affiliates.  Information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-368-2745, and (2) on the SEC’s website at http://www.sec.gov.

November 21, 2017